Investment in Juanicipio - Company’s Investment in Juanicipio (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of Investments [Line Items]
Balance of investment, beginning of period	$ 0
Balance of investment, end of period	1,921
Juanicipio
Disclosure of Investments [Line Items]
Balance of investment, beginning of period	0
Acquisition of Investment in Juanicipio (Note 8)	1,888
Dividends paid to Pan American	(44)
Income from equity accounted investment in Juanicipio	77
Balance of investment, end of period	$ 1,921